Stock Transactions (Summary of stock options and warrants) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options
Options Outstanding	1,685,000	900,000
Options Granted	1,787,000	785,000
Options Cancelled	(5,000)	0
Options Exercised	0	0
Options Outstanding	3,467,000	1,685,000
Weighted Ave. Exercise Price
Weighted Average Exercise Price Outstanding	$ 0.54	$ 0.40
Weighted Average Exercise Price Granted	$ 0.70	$ 0.70
Weighted Average Exercise Price Cancelled	$ (0.70)	$ 0
Weighted Average Exercise Price Exercised	$ 0	$ 0
Weighted Average Exercise Price Outstanding	$ 0.62	$ 0.54
Warrants
Warrants Outstanding	250,000	2,838,330
Warrants Granted	300,000	250,000
Warrants Cancelled	(550,000)	(2,838,330)
Warrants Exercised	0	0
Warrants Outstanding	0	250,000
Weighted Ave. Exercise Price
Weighted Ave. Exercise Price Outstanding	$ 0.70	$ 0.90
Weighted Ave. Exercise Price Granted	$ 0.70	$ 0.70
Weighted Ave. Exercise Price Cancelled	$ (0.70)	$ (0.90)
Weighted Ave. Exercise Price Exercised	$ 0	$ 0
Weighted Ave. Exercise Price Outstanding	$ 0	$ 0.70